Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 24	¥ 24
Share-based compensation	39	48
Key management personnel compensation	¥ 63	¥ 72